John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 12/31/2021

Fund’s investments
As of 12-31-21 (unaudited)
	Shares	Value
Common stocks 97.7%		$12,846,851,527
(Cost $8,878,050,109)
Communication services 5.5%		728,346,913
Entertainment 0.6%
Activision Blizzard, Inc.	1,287,974	85,688,910
Interactive media and services 3.6%
Alphabet, Inc., Class A (A)	105,611	305,959,291
Meta Platforms, Inc., Class A (A)	504,212	169,591,706
Media 0.6%
Charter Communications, Inc., Class A (A)	113,048	73,703,905
Wireless telecommunication services 0.7%
T-Mobile US, Inc. (A)	805,338	93,403,101
Consumer discretionary 8.7%		1,147,003,291
Automobiles 0.3%
Harley-Davidson, Inc.	1,052,303	39,661,300
Distributors 0.9%
LKQ Corp.	1,950,553	117,091,697
Hotels, restaurants and leisure 0.3%
Restaurant Brands International, Inc.	602,457	36,557,091
Household durables 2.6%
Lennar Corp., A Shares	561,846	65,264,031
Mohawk Industries, Inc. (A)	616,334	112,283,728
Sony Group Corp., ADR	1,277,675	161,498,120
Leisure products 0.3%
Polaris, Inc.	379,329	41,692,050
Multiline retail 0.4%
Kohl’s Corp.	1,136,197	56,116,770
Specialty retail 3.4%
AutoZone, Inc. (A)	154,254	323,376,543
The TJX Companies, Inc.	1,662,363	126,206,599
Textiles, apparel and luxury goods 0.5%
Tapestry, Inc.	1,656,536	67,255,362
Consumer staples 2.9%		376,953,817
Beverages 2.2%
Coca-Cola Europacific Partners PLC	2,177,180	121,769,677
Keurig Dr. Pepper, Inc.	4,641,305	171,078,502
Food and staples retailing 0.7%
U.S. Foods Holding Corp. (A)	2,414,747	84,105,638
Energy 8.7%		1,138,916,649
Energy equipment and services 0.9%
Schlumberger NV	3,805,557	113,976,432
Oil, gas and consumable fuels 7.8%
Canadian Natural Resources, Ltd.	2,968,400	125,414,900
Cenovus Energy, Inc.	4,682,098	57,496,163
ConocoPhillips	4,281,229	309,019,109
EOG Resources, Inc.	1,339,772	119,011,947
HollyFrontier Corp.	1,734,416	56,854,156
Marathon Petroleum Corp.	3,019,535	193,220,045
Pioneer Natural Resources Company	901,275	163,923,897
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 18.7%		$2,455,484,049
Banks 9.7%
Bank of America Corp.	4,947,067	220,095,011
Citigroup, Inc.	2,277,651	137,547,344
Fifth Third Bancorp	2,230,815	97,151,993
JPMorgan Chase & Co.	2,446,337	387,377,464
Truist Financial Corp.	2,831,756	165,799,314
Wells Fargo & Company	5,408,085	259,479,918
Capital markets 2.7%
The Charles Schwab Corp.	2,231,021	187,628,866
The Goldman Sachs Group, Inc.	434,964	166,395,478
Consumer finance 1.3%
Capital One Financial Corp.	1,203,279	174,583,750
Diversified financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	1,222,387	365,493,713
Insurance 2.2%
American International Group, Inc.	1,134,890	64,529,845
Chubb, Ltd.	722,693	139,703,784
Everest Re Group, Ltd.	327,459	89,697,569
Health care 18.7%		2,459,767,279
Biotechnology 1.2%
AbbVie, Inc.	1,165,816	157,851,486
Health care providers and services 9.1%
AmerisourceBergen Corp.	814,492	108,237,842
Centene Corp. (A)	2,353,604	193,936,970
Cigna Corp.	1,122,700	257,805,601
CVS Health Corp.	2,256,005	232,729,476
McKesson Corp.	506,974	126,018,527
UnitedHealth Group, Inc.	555,496	278,936,761
Life sciences tools and services 2.0%
Avantor, Inc. (A)	3,754,425	158,211,470
ICON PLC (A)	350,680	108,605,596
Pharmaceuticals 6.4%
Bristol-Myers Squibb Company	2,214,291	138,061,044
Johnson & Johnson	2,468,630	422,308,534
Novartis AG, ADR	1,358,993	118,871,118
Sanofi, ADR	3,157,542	158,192,854
Industrials 12.7%		1,667,587,302
Aerospace and defense 2.4%
General Dynamics Corp.	922,603	192,335,047
Howmet Aerospace, Inc.	3,971,161	126,402,055
Building products 0.8%
Allegion PLC	296,097	39,215,087
Owens Corning	693,668	62,776,954
Electrical equipment 2.1%
Eaton Corp. PLC	1,177,324	203,465,134
Vertiv Holdings Company	2,742,701	68,485,244
Machinery 4.6%
Caterpillar, Inc.	474,501	98,098,337
Deere & Company	467,216	160,203,694
Dover Corp.	445,357	80,876,831
Otis Worldwide Corp.	1,399,990	121,897,129
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Machinery (continued)
The Middleby Corp. (A)	279,748	$55,043,216
Wabtec Corp.	1,002,038	92,297,720
Road and rail 1.8%
Canadian National Railway Company	920,989	113,152,709
Union Pacific Corp.	472,158	118,950,765
Trading companies and distributors 1.0%
United Rentals, Inc. (A)	404,428	134,387,380
Information technology 16.2%		2,132,716,851
Communications equipment 2.4%
Cisco Systems, Inc.	5,017,943	317,987,048
IT services 4.0%
Cognizant Technology Solutions Corp., Class A	1,211,733	107,504,952
Fidelity National Information Services, Inc.	1,801,771	196,663,305
FleetCor Technologies, Inc. (A)	423,602	94,819,072
Global Payments, Inc.	932,065	125,996,547
Semiconductors and semiconductor equipment 7.9%
Applied Materials, Inc.	1,049,118	165,089,208
KLA Corp.	212,587	91,435,795
Lam Research Corp.	118,687	85,353,756
Micron Technology, Inc.	2,555,245	238,021,072
NXP Semiconductors NV	374,230	85,242,109
Qorvo, Inc. (A)	809,673	126,624,760
QUALCOMM, Inc.	1,377,028	251,817,110
Software 1.5%
NortonLifeLock, Inc.	3,111,920	80,847,682
SS&C Technologies Holdings, Inc.	1,346,653	110,398,613
Technology hardware, storage and peripherals 0.4%
NetApp, Inc.	596,976	54,915,822
Materials 3.8%		496,951,991
Chemicals 2.6%
Axalta Coating Systems, Ltd. (A)	3,627,415	120,139,985
DuPont de Nemours, Inc.	2,756,938	222,705,453
Construction materials 0.7%
CRH PLC, ADR	1,654,407	87,352,690
Metals and mining 0.5%
Newmont Corp.	1,076,328	66,753,863
Utilities 1.8%		243,123,385
Multi-utilities 1.8%
CenterPoint Energy, Inc.	4,078,986	113,844,499
Dominion Energy, Inc.	1,645,607	129,278,886

	Yield (%)	Shares	Value
Short-term investments 2.3%			$305,021,239
(Cost $305,021,239)
Short-term funds 2.3%			305,021,239
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	305,021,239	305,021,239

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $9,183,071,348) 100.0%	$13,151,872,766
Other assets and liabilities, net (0.0%)	(2,577,181)
Total net assets 100.0%	$13,149,295,585

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
The fund had the following country composition as a percentage of net assets on 12-31-21:
United States	89.0%
Canada	2.5%
Switzerland	2.0%
Ireland	1.8%
Japan	1.2%
France	1.2%
Other countries	2.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$17,991,240	$(17,991,148)	$(92)	—	$901	$73	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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